Note 18 - Net Income (Loss) Per Share (Detail) - Computation of basic and diluted income (loss) per share: (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income (loss) attributable to China Finance Online Co. Limited (in Dollars)	$ (11,855,207)	$ (19,326,909)	$ 1,960,122
Weighted average ordinary shares outstanding used in computing basic net income per share	108,983,249	108,961,642	108,247,552
Plus: Incremental shares from assumed conversions of stock options and nonvested shares			5,877,470
Weighted average ordinary shares outstanding used in computing diluted net income per share	108,983,249	108,961,642	114,125,022
Net income (loss) per share attributable to China Finance Online Co. Limited
- basic (in Dollars per share)	$ (0.11)	$ (0.18)	$ 0.02
- diluted (in Dollars per share)	$ (0.11)	$ (0.18)	$ 0.02